Document And Entity Information	Oct. 16, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 16, 2022
Entity Registrant Name	NEPTUNE WELLNESS SOLUTIONS INC.
Entity Central Index Key	0001401395
Entity Emerging Growth Company	false
Securities Act File Number	001-33526
Entity Incorporation, State or Country Code	A8
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	545 Promenade du Centropolis
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Laval
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H7T 0A3
City Area Code	450
Local Phone Number	687-2262
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value per share
Trading Symbol	NEPT
Security Exchange Name	NASDAQ
Amendment Description	This Current Report on Form 8-K/A amends Neptune Wellness Solutions Inc.'s (the “Company”) Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on October 18, 2022 (the “Initial Form 8-K”). This Form 8-K/A is being filed to disclose information regarding the Company's expectation that it will record a loss on remeasurement of the assets being sold to fair value less the cost of sale in the second quarter interim financial statements for the three and six-months ended September 30, 2022. Except as set forth above, all other information in the Company’s Initial Form 8-K remains unchanged. The Company has re-filed the entire Form 8-K in order to provide more convenient access to the amended information in context.